Bank Loan	12 Months Ended
Dec. 31, 2025
Bank Loan [Abstract]
Bank loan

Note 11 — Bank loan

The carrying amount of bank loan is as follows:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Bank loan
Current portion	30,626	32,369	33,637	8,293
Non-current portion	357,487	326,346	292,345	72,077
Total bank loan	388,113	358,715	325,982	80,370

The bank loan as of December 31, 2023, 2024 and 2025 are set out below:

Bank loan	Principal amount	Maturity date	Period	Interest rate	Third party guarantee	Directors’ personal guarantee	Carrying amount
						MYR	MYR
Term loan I	MYR 390,600	November 30, 2033	10 years	Base Financing Rate minus 2.00%	Nil	390,600	358,715
Balance as of December 31, 2025							358,715
Balance as of December 31, 2025 (USD)							80,286
Term loan I	MYR 390,600	November 30, 2033	10 years	Base Financing Rate minus 2.00%	Nil	390,600	358,715
Balance as of December 31, 2024							358,715
Term loan I	MYR 390,600	November 30, 2033	10 years	Base Financing Rate minus 2.00%	Nil	390,600	388,113
Balance as of December 31, 2023							388,113

For the year ended December 31, 2025, the effective interest rate of the Company’s bank loan is 4.65% per annum (2023: 4.65%; 2024: 4.65%).

Other than directors’ personal guarantee, the bank loan are secured by freehold property (Note 7) and bank loan assignment over an insurance policy for a director of the Company.

The maturity dates for the Company’s outstanding bank loan as of December 31, 2023, 2024 and 2025 are as follows:

Term loan I	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Within 1 year	48,360	48,360	48,360	11,923
Between 1 and 2 years	48,360	48,360	48,360	11,923
Between 2 and 3 years	48,360	48,360	48,360	11,923
Between 3 and 4 years	48,360	48,360	48,360	11,923
Between 4 and 5 years	48,360	48,360	48,360	11,923
Thereafter	247,464	184,835	151,564	37,368
Total bank loan	489,264	426,635	393,364	96,983
Less: Imputed interest	(101,151)	(67,920)	(67,382)	(16,613)
Present value of bank loan	388,113	358,715	325,982	80,370